Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Property and Equipment, net [Line Items]
Property and Equipment, net

3. Property and Equipment, net

Property and equipment, net, as of September 30, 2021 and December 31, 2020 are as follows:

	September 30, 2021	December 31, 2020
Office equipment and furniture	$1,678,072	$1,044,555
Buildings	498,784	200,000
Land	37,800	37,800
Transportation equipment	11,765,294	10,418,045
Medical equipment	3,476,304	2,681,510
Leasehold improvements	616,446	593,300
	18,072,700	14,975,210
Less: accumulated depreciation	(7,602,103)	(5,869,613)
Property and equipment, net	$10,470,597	$9,105,597

The Company recorded depreciation expense of $598,188 and $461,734 for three months ended September 30, 2021 and 2020, respectively.

The Company recorded depreciation expense of $1,697,380 and $1,341,210 for the nine months ended September 30, 2021 and 2020, respectively.

3. Property and Equipment, net

Property and equipment, net, as of December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
Office equipment and furniture	$1,044,555	$815,470
Buildings	200,000	—
Land	37,800	—
Vehicles	10,418,045	7,451,479
Medical equipment	2,681,510	1,670,874
Leasehold improvements	593,300	579,200
	14,975,210	10,517,023
Less: accumulated depreciation	(5,869,613)	(4,138,317)
Property and equipment, net	$9,105,597	$6,378,706

The Company recorded depreciation expense of $1,874,069 and $1,550,259 in operating expenses for the years ended December 31, 2020 and 2019, respectively.